Jan Fischer-Wade
Senior Attorney
Law & Regulation Department

May 25, 2017
Sonny Oh
Staff Attorney
Office of Insurance Products
United States Securities and
Exchange Commission
Washington, D. C. 20549

RE:    Allstate Assurance Company:
Allstate Assurance Company Variable Life Account FutureVest
VUL (“Nat’l Version”)
Initial Registration Statement filed on Form N-6
File Nos. 811-09154 and 333-214403

Allstate Life Insurance Company of New York:
Allstate Life Insurance Company of New York Variable Life Account A FutureVest
VUL (“NY Version”)
Initial Registration Statement filed on Form N-6
File Nos. 811-21250 and 333-214404
Dear Mr. Oh:
Please find below responses to the SEC’s comments to the above-referenced filing provided in your phone conversation with me on May 3, 2017. We believe that we have addressed all of the comments. We have provided the original comment (with the original numbering) first and then our response.

The prospectus printing can result in changes in formatting (e.g., typeface, margins, page breaks, page numbering), but the contents will remain unaffected.

GENERAL

4.      For the NY Version, please confirm the street address.

Response: We have updated the NY prospectus to reflect the Hauppauge home office address.

5.     Please include the registrant's Investment Company Act file number on the back cover page in accordance with Item 1(b)(4).

Response: We have updated the file number to a smaller font.

PROSPECTUS

6.     Summary (page 4)

b.    The last paragraph under “6. How are my Premiums Allocated?” on page 5 and the disclosure under “13. Can I Cancel my Policy?” on page 6 provide only part of the full disclosure regarding the free-look period.

Response: For National version question 6, we have changed the last paragraph deleting “In those states, if you cancel your Policy during this period, all payments less any Policy Debt and/or withdrawals will be returned to you. Refund of Premium states are Connecticut and District of Columbia.” and adding "The refund will be reduced by any withdrawals taken and any outstanding Policy Debt. For more information, see 'Cancellation Rights Free-Look Period,' on page 29."

For National version question 13, we have changed it to "In general, you may cancel your Policy by returning it to us within thirty-one (31) days after you receive it. The refund will be reduced by any withdrawals taken and any outstanding Policy Debt. Your Policy contains specific information about your free-look rights in your state. For more information, see '6. How are my Premiums Allocated?,' on page 5 and 'Cancellation Rights Free-Look Period,' on page 29."

Therefore, under “Cancellation Rights - Free-Look Period” on page 29, please provide a complete description of the free-look period, i.e., address exercise of right in most states and then states that require a return of premium.

Response: For the National version we have changed to “Free-Look Period. You may cancel your Policy by returning it to us within thirty-one (31) days after you receive it. If you return your Policy, the Policy terminates and we pay you an amount equal to any net premium allocated to the Fixed Account; plus, the value of amount allocated to any Separate Accounts, as calculated on the date the returned Policy is received by us or our agent; plus, any premium expense charges, policy fees, or other charges deducted under the Policy. The refund will be reduced by any withdrawals taken and any outstanding Policy Debt. The free-look period is 30 days in California and 45 days in Pennsylvania and District of Columbia. In Connecticut and District of Columbia, we pay you an amount equal to all payments less any Policy Debt and/or withdrawals.”

c.    For the NY Version, please revise each of the sections cited in b. above (respectively, pages 5, 6, and 28 of NY Version) and the last paragraph under “Allocation of Premiums” on page 13 to conform to the specific free-look provisions of New York.

Response: For New York, on page 5, Question 6 we deleted the third paragraph.

For New York version question 13, we have revised it to state “In general, you may cancel your Policy by returning it to us within thirty (30) days after you receive it. During this period, all Premiums will be allocated to a Fixed Account. If you cancel your Policy during this period, all payments less any Policy Debt and/or withdrawals will be returned to you. The refund will be reduced by any withdrawals taken and any outstanding Policy Debt. If you cancel your Policy, the Policy terminates. Your Policy contains specific information about your free-look rights. For more information, see 'Cancellation Rights -Free-Look Period,' on page 29.

For the New York version under Cancellation Rights - Free-Look Period we have changed "a" to "the" and have reviewed the provision to assure that it conforms with the NY policy language.

8.    Fee Tables (page 9)

b.     Transaction Fees

i.	Please add a footnote to disclose the range of applicable state premium taxes, e.g., footnote 1 on page 9 of NY Version.

Response: For the National version we have revised footnote 1 to “State premium tax rates currently vary from 0% to 4.0%. Applicable premium taxes are covered by the Premium Expense Charge.”

c.    Periodic Charges Other than Portfolio Operating Expenses

ii.
The Administrative Expense Charge varies based on policy owner characteristics (see fuller discussion of charge on page 30). Therefore, please add the representative charge to the fee table and footnote required by Instruction 3(b) to Item 3.

Response: We have changed the beginning of footnote #2 from "The current monthly rate for Face Amounts in excess of $100,000 is $0.06 per $1,000." to "The monthly Administrative Expense Charge varies based on the Insured’s age at issue of the Policy, sex, payment class, and face amount. The guaranteed amount is the same as the current amount.  An additional Administrative Expense Charge applies to Face Amount increases."

9.    Please revise the last sentence of the first paragraph under “Application for a Policy” on page 11 to state that the Prospectus describes all material features of the Policy including all material variations due to individual state requirements. Please note that this includes when certain features or riders are not available in certain states, and the Prospectus should specifically identify those states.

For the NY Version, just add that the Prospectus describes all material features of the Policy and remove all references to any state variations, see e.g., Free-Look Period on page 28.

Response: We have made the requested changes.

13.     Asset Allocation Program (page 21)

a.Please define “Morningstar ETF Asset Allocation Series Portfolios” earlier in the prospectus for clarity and/or provide a cross-reference to these particular Portfolios, e.g., provide cross-reference here to page 19 and define the term on page 19.

Response: We misspoke in our previous response and said the Asset Allocation Program was included in error. The SelectBalance Asset Allocation program was included in error and was removed but we still offer the Morningstar ETF Asset Allocation program. We have added to footnote 2 after the Objective Table "The five sub-accounts as provided in this subsection are referred to in the prospectus as the Morningstar ETF Allocation Series Portfolios."

14.     Death Benefits and Optional Insurance Riders (page 22)

b.In the paragraph after Option 2 under “Death Benefit Options,” please confirm whether or not the minimum Death Benefit is the same as Option 1 and revise the disclosure as appropriate.

Response: We have added as the first line of the Death Benefit Options section “The minimum Death Benefit is equal to the Face Amount.” We have deleted after the description of the Death Benefit Options “For either Death Benefit Option selected, your Policy has a minimum Death Benefit.”

15.     Policy Loans (page 25)

a.In “Loan Interest” on page 26, please describe the interaction between the interest charged for each type of loan and the interest credited in a Loan Account and the impact it has on a Policy owner.

Response: To address the concern about preferred and standard loan rates we have added "Preferred loans have a zero net cost while standard loans have a 1.00% net cost." to footnote 5 in the "Transaction Fee" tables. We have also combined footnote 5 and 6.

16.    For the Partial Withdrawal examples on pages 27-28, please provide more narrative to better explain each example including how the values shown in each example relate to each other and how they are calculated.

Response: We have updated the tables based on your suggestions.

17.    For the “Fixed Payment” Settlement option described on page 28, please disclose what happens when the payee dies before the proceeds and interest are exhausted, see e.g., disclosure under “Fixed Income Guaranteed Period Certain.”

Response: We have updated the prospectus to the following "Life Income Guaranteed Period Certain. We pay the proceeds in a monthly income for the longer of the payee’s life or the selected guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments for at least that long. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If the payee dies after the end of the guarantee period, we stop payments when the payee dies. This Settlement option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.
Life Income. We pay the proceeds in a monthly income for as long as the payee lives. We stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due. This Settlement option is not available if settlement is to a non-natural Owner or non-natural Beneficiary."

19.    Charges and Deductions (page 29)

a.For the Policy Fee and all other applicable fees, please provide the current fees rather than just the maximum.

Response: We have clarified that the Mortality and Expense Risk Charges shown are the current charge and reviewed the other fees to assure that they provide the correct current charge.

22.     Financial Statements (page 38)

Please update for depositor and separate account as applicable.

Response: We have made the "Distribution" Section in the Prospectus and the "Distributor" section in the SAI match Item 30 in the Part C to reflect Allstate Distributors, L.L.C as the principal underwriter and distributor of the policies.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

26.     Please update table under "Distributor" and reconcile that section and the disclosure under
“Distribution of the Policy” in the SAI with the second to last paragraph preceding “Death
Benefits …” on page 22 of the Prospectus and “Distribution” beginning on page 36 of the
Prospectus with respect to the exact identity of the principal underwriter and distributor as well as commission structure, i.e., SAI disclosure identifies ADLLC as both principal underwriter and distributor, but Prospectus disclosure reflects otherwise. See also Item 30 in Part C.

Response: We have updated the CW SAI commission language with the following text to conform with the prospectus "We will pay commissions to broker-dealers that sell the Policies. Commissions paid vary, but we may pay a maximum sales commission of approximately 75% of all Premiums, plus 3% of any additional Premiums in Years 2-5. In addition, we may pay a trail commission of up to 0.30% of Policy Value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all commissions and incentives."

We have updated the NY SAI commission language with the following text to conform with the prospectus "We will pay commissions to broker-dealers that sell the Policies. Commissions paid vary, but we may pay a maximum sales commission of approximately 60% of all Premiums, plus 10% of any additional Premiums in Year 2 and 3% of all additional Premiums in Years 3-5. In addition, we may pay a trail commission of up to 0.30% of Policy Value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all commissions and incentives."

See also the response to 22 above

PART C

28. Please provide disclosure in response to Item 28.

Response: We have updated Item 28.

29.      Financial Statements, Exhibits, and Certain Other Information

Updated audited financial statements will be issued by May 31, 2017 and we will include the current financials when we file the final N-6 filing.

If you have any questions, you are welcome to call me at (402) 975-6368.

Sincerely,
/s/ Jan Fischer-Wade
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Jan Fischer-Wade
Senior Attorney